NUVEEN SANTA BARBARA DIVIDEND GROWTH FUND
NUVEEN SANTA BARBARA GLOBAL GROWTH FUND
NUVEEN SANTA BARBARA GROWTH FUND
NUVEEN SANTA BARBARA INTERNATIONAL GROWTH FUND
SUPPLEMENT DATED MARCH 12, 2012
TO THE PROSPECTUS DATED NOVEMBER 30, 2011
On March 30, 2012, the following changes will take place.

1.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Santa Barbara Global Growth Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

2.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Santa Barbara International Growth Fund—Fees and Expenses of the Fund” will be deleted in its entirety.
NUVEEN SYMPHONY INTERNATIONAL EQUITY FUND
NUVEEN SYMPHONY LARGE-CAP GROWTH FUND
NUVEEN SYMPHONY LARGE-CAP VALUE FUND
NUVEEN SYMPHONY MID-CAP CORE FUND
NUVEEN SYMPHONY OPTIMIZED ALPHA FUND
NUVEEN SYMPHONY SMALL-MID CAP CORE FUND
SUPPLEMENT DATED MARCH 12, 2012
TO THE PROSPECTUS DATED JANUARY 31, 2012
On March 30, 2012, the following changes will take place.

1.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Symphony International Equity Fund—Fees and Expenses of the Fund” will be deleted in its entirety.
NUVEEN TRADEWINDS EMERGING MARKETS FUND
NUVEEN TRADEWINDS GLOBAL ALL-CAP FUND
NUVEEN TRADEWINDS GLOBAL ALL-CAP PLUS FUND
NUVEEN TRADEWINDS GLOBAL FLEXIBLE ALLOCATION FUND
NUVEEN TRADEWINDS GLOBAL RESOURCES FUND
NUVEEN TRADEWINDS INTERNATIONAL VALUE FUND
NUVEEN TRADEWINDS JAPAN FUND
SUPPLEMENT DATED MARCH 12, 2012
TO THE PROSPECTUS DATED NOVEMBER 30, 2011
On March 30, 2012, the following changes will take place.

1.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Emerging Markets Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

2.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Global All-Cap Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

3.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Global All-Cap Plus Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

4.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Global Flexible Allocation Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

5.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Global Resources Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

6.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds International Value Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

7.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Japan Fund—Fees and Expenses of the Fund” will be deleted in its entirety.